Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000261369
Shareholder Report [Line Items]
Fund Name	GQG US Equity ETF
Class Name	GQG US Equity ETF
Trading Symbol	GQGU
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GQG US Equity ETF (the "Fund") for the period from July 11, 2025 (commencement of operations) to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/exchange-traded-funds/gqg-us-equity-etf-gqgu/. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/exchange-traded-funds/gqg-us-equity-etf-gqgu/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GQG US Equity ETF	$11	0.48%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.48%
AssetsNet	$ 323,130,664
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 203,537
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$323,130,664	33	$203,537	10%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	2.6%
Energy	8.6%
Health Care	9.7%
Communication Services	15.5%
Consumer Staples	19.5%
Financials	20.3%
Utilities	23.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	8.3%
AT&T	6.9%
Verizon Communications	5.5%
Altria Group	5.1%
Progressive	5.0%
American Electric Power	4.8%
Cigna Group	4.7%
Exxon Mobil	4.2%
American International Group	4.2%
Meta Platforms, Cl A	3.1%

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/exchange-traded-funds/gqg-us-equity-etf-gqgu/